Note 7 - Accrued Expenses	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes
Note 7 - Accrued Expenses:

NOTE 7 – ACCRUED EXPENSES:

As of March 31, 2017 and September 30, 2016, we had accrued $250,850 and $299,000 in expenses, respectively, including $250,000 in costs recognized as financing transaction expense during the year ended September 30, 2015 as a result of a potential corporate transaction that was not completed.  The components of these accrued expenses are:

Description	March 31, 2017	September 30, 2016
Break fee for terminated transaction	$ 250,000	$ 250,000
Other expenses	850	49,000
Total accrued expenses	$ 250,850	$ 299,000

NOTE 10 – ACCRUED EXPENSES:

The Company has accrued $299,000 in expenses, including $250,000 in costs recognized as financing transaction expense during the year ended September 30, 2015 as a result of a potential corporate transaction that was not completed.  The components of these accrued expenses are:

Description	Amount
Break fee for terminated transaction	$ 250,000
Other expenses	49,000
$ 299,000